Voyage Expenses and Vessel Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Voyage Expenses and Vessel Operating Expenses
Schedule of Voyage Expenses and Vessel Operating Expenses
	Year ended December 31,
	2022	2023	2024
Voyage expenses
Port charges and canal dues	140,165	67,855	422,657
Bunkers	172,063	185,409	587,863
Total	312,228	253,264	1,010,520
Vessel operating expenses
Crew wages and related costs	3,182,317	3,310,347	3,351,607
Insurance	676,620	660,898	653,702
Repairs and maintenance	251,661	209,259	284,791
Lubricants	575,018	463,440	492,517
Spares and consumable stores	1,141,448	1,502,020	1,223,938
Professional and legal fees	39,318	91,919	38,568
Other	269,971	255,056	306,348
Total	6,136,353	6,492,939	6,351,471